Income Taxes 3 (Differences US Fed Statutory Tax Rate and Effective Rate) (Details)	1 Months Ended	12 Months Ended			11 Months Ended
	Jun. 07, 2013	Apr. 28, 2013	Apr. 29, 2012	Apr. 27, 2011	Dec. 29, 2013
Predecessor [Member]
Income Tax Contingency [Line Items]
U.S. federal statutory tax rate	35.00%	35.00%	35.00%	35.00%
Tax on income of foreign subsidiaries	6.00%	(5.50%)	(6.20%)	(3.90%)
Changes in valuation allowances	1.60%	0.90%	1.50%	(0.80%)
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	(0.50%)	0.30%	0.80%	1.00%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Percent	(18.80%)	0.00%	0.00%	0.00%
Earnings repatriation	(77.20%)	0.90%	2.00%	2.90%
Tax free interest	9.70%	(6.60%)	(7.30%)	(5.70%)
Effects of revaluation of tax basis of foreign assets	0.40%	(6.20%)	(3.20%)	(1.60%)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Restructuring Charges, Percent	0.00%	0.00%	0.00%	0.00%
Effective Income Tax Rate Reconciliation, Foreign Statutory Tax Rate Changes	0.30%	(0.70%)	(1.10%)	(0.50%)
Effective Income Tax Rate Reconciliation, Tax Settlements	(3.60%)	(0.30%)	(2.00%)	0.00%
Other	0.20%	0.20%	0.30%	(0.20%)
Effective tax rate	(46.90%)	18.00%	19.80%	26.20%
Successor [Member]
Income Tax Contingency [Line Items]
U.S. federal statutory tax rate					35.00%
Tax on income of foreign subsidiaries					6.90%
Changes in valuation allowances					(2.70%)
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent					(4.30%)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Percent					(2.00%)
Earnings repatriation					(1.00%)
Tax free interest					13.30%
Effects of revaluation of tax basis of foreign assets					0.00%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Restructuring Charges, Percent					(3.70%)
Effective Income Tax Rate Reconciliation, Foreign Statutory Tax Rate Changes					35.90%
Effective Income Tax Rate Reconciliation, Tax Settlements					(0.40%)
Other					0.80%
Effective tax rate					77.80%